SHAREHOLDERS' EQUITY (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 01, 2022 shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 31, 2023 shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 15, 2021 USD ($) shares	Oct. 29, 2021 USD ($)
Authorized common stock (in shares)	250,000,000				500,000,000	500,000,000	250,000,000
Common stock par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock in treasury (in shares)					411,952	275,834
Reverse stock split ratio	10
Stock repurchased authorized amount | $								$ 10,000,000
Stock repurchase authorized (in shares)								1,250,000
Repurchase and retirement stock (in shares)			136,118	2,541,245
Repurchase and retirement of common stock | $				$ 3,000,000.0	$ 278,000	$ 3,267,000
Repurchase of common stock (in shares)				3,734,992	284,623
Repurchase of common stock | $					$ 500,000
Shares issued		15,853,658
Offering price per share | $ / shares		$ 2.05
Net proceeds from issuance of common stock | $		$ 32,500,000
Stock Sale Agreement | H.C. Wainwright Co., LLC
Public offering price | $									$ 20,000,000
Oppenheimer And Co. Inc [Member]
Additional shares of common stock purchase		15,853,658
Offering price per share | $ / shares		$ 2.05